UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts            August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $235,737
                                       (thousands)


List of Other Included Managers: NONE

                             FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
ALESCO FINL INC               COM           014485106       193    244,600  SH            SOLE      NONE      244,600
ALLIANCE DATA SYSTEMS CORP    COM           018581108     3,971     96,400  SH            SOLE      NONE       96,400
AMERICAN CAP LTD              COM           02503Y103     1,074    334,641  SH            SOLE      NONE      334,641
AON CORP                      COM           037389103    11,361    300,000  SH            SOLE      NONE      300,000
BANCORP RHODE ISLAND INC      COM           059690107     2,464    125,000  SH            SOLE      NONE      125,000
BANK OF AMERICA CORPORATION   COM           060505104     5,280    400,000  SH            SOLE      NONE      400,000
BB&T CORP                     COM           054937107     2,748    125,000  SH            SOLE      NONE      125,000
BCSB BANCORP INC              COM           055367106     1,214    149,825  SH            SOLE      NONE      149,825
BOSTON PRIVATE FINL HLDGS IN  COM           101119105       838    187,100  SH            SOLE      NONE      187,100
CAPE BANCORP INC              COM           139209100     5,573    645,813  SH            SOLE      NONE      645,813
CAPITAL ONE FINL CORP         COM           14040H105     6,271    286,596  SH            SOLE      NONE      286,596
CENTURY BANCORP INC           CL A NON VTG  156432106     4,439    240,728  SH            SOLE      NONE      240,728
CHIMERA INVT CORP             COM           16934Q109    12,473  3,574,065  SH            SOLE      NONE    3,574,065
CHUBB CORP                    COM           171232101     3,988    100,000  SH            SOLE      NONE      100,000
CITIZENS REPUBLIC BANCORP IN  COM           174420109     1,750  2,465,202  SH            SOLE      NONE    2,465,202
COMMUNITY BANKERS TR CORP     COM           203612106       875    236,558  SH            SOLE      NONE      236,558
DANVERS BANCORP INC           COM           236442109     6,635    493,275  SH            SOLE      NONE      493,275
DORAL FINL CORP               COM NEW       25811P886       325    130,000  SH            SOLE      NONE      130,000
ESSA BANCORP INC              COM           29667D104     4,785    350,000  SH            SOLE      NONE      350,000
FIRST CMNTY BANCSHARES INC N  COM           31983A103     1,926    150,000  SH            SOLE      NONE      150,000
FNB CORP PA                   COM           302520101     2,476    400,000  SH            SOLE      NONE      400,000
FREIGHTCAR AMER INC           COM           357023100     4,579    272,425  SH            SOLE      NONE      272,425
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW       38144H208     1,517  2,616,138  SH            SOLE      NONE    2,616,138
GOLDMAN SACHS GROUP INC       COM           38141G104     5,898     40,000  SH            SOLE      NONE       40,000
GRAMERCY CAP CORP             COM           384871109       270    167,605  SH            SOLE      NONE      167,605
GREENLIGHT CAPITAL RE LTD     CL A          G4095J109    11,265    650,800  SH            SOLE      NONE      650,800
HANCOCK HLDG CO               COM           410120109       289      8,888  SH            SOLE      NONE        8,888
HARTFORD FINL SVCS GROUP INC  COM           416515104     7,122    600,000  SH            SOLE      NONE      600,000
HILLTOP HOLDINGS INC          COM           432748101     2,544    214,300  SH            SOLE      NONE      214,300
HOME FED BANCORP INC MD       COM           43710G105     9,166    899,537  SH            SOLE      NONE      899,537
IBERIABANK CORP               COM           450828108     3,941    100,000  SH            SOLE      NONE      100,000
ISTAR FINL INC                COM           45031U101       206     72,400  SH            SOLE      NONE       72,400
KEYCORP NEW                   COM           493267108     4,192    800,000  SH            SOLE      NONE      800,000
LENNAR CORP                   CL B          526057302    16,526  2,174,500  SH            SOLE      NONE    2,174,500
LOEWS CORP                    COM           540424108    10,275    375,000  SH            SOLE      NONE      375,000
NEWPORT BANCORP INC           COM           651754103     4,782    398,145  SH            SOLE      NONE      398,145
PINNACLE FINL PARTNERS INC    COM           72346Q104       666     50,000  SH            SOLE      NONE       50,000
PLATINUM UNDERWRITER HLDGS L  COM           G7127P100     2,665     93,200  SH            SOLE      NONE       93,200
PROVIDENT FINL HLDGS INC      COM           743868101     3,434    619,832  SH            SOLE      NONE      619,832
REDWOOD TR INC                COM           758075402     2,509    170,000  SH            SOLE      NONE      170,000
REGIONS FINANCIAL CORP NEW    COM           7591EP100     4,040  1,000,000  SH            SOLE      NONE    1,000,000
SIGNATURE BK NEW YORK N Y     COM           82669G104     4,091    150,000  SH            SOLE      NONE      150,000
SPDR GOLD TRUST               GOLD SHS      78463V107     9,118    100,000  SH            SOLE      NONE      100,000
SUN BANCORP INC               COM           86663B102     1,324    255,519  SH            SOLE      NONE      255,519
SUNTRUST BKS INC              COM           867914103     5,445    331,000  SH            SOLE      NONE      331,000
UNITED FINANCIAL BANCORP INC  COM           91030T109     6,137    444,050  SH            SOLE      NONE      444,050
WEBSTER FINL CORP CONN        COM           947890109     7,545    937,300  SH            SOLE      NONE      937,300
WELLS FARGO & CO NEW          COM           949746101     7,278    300,000  SH            SOLE      NONE      300,000
WESTAMERICA BANCORPORATION    COM           957090103     1,895     38,201  SH            SOLE      NONE       38,201
WESTERN ALLIANCE BANCORP      COM           957638109     4,926    720,103  SH            SOLE      NONE      720,103
WHITE MTNS INS GROUP LTD      COM           G9618E107     5,723     25,000  SH            SOLE      NONE       25,000
WILLIS LEASE FINANCE CORP     COM           970646105     5,712    435,401  SH            SOLE      NONE      435,401

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